Intangible assets - Disclosure of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	€ 6,605	€ 6,606	€ 6,605
LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	75	75	75
SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	1	2	2
PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	6,529	6,529	6,529
GROSS VALUES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	6,677	6,677	6,677	€ 6,677
GROSS VALUES | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	120	120	120	120
GROSS VALUES | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	27	27	27	27
GROSS VALUES | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	6,529	6,529	6,529	6,529
AMORTIZATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	(72)	(71)	(71)	(70)
Increase	(1)	(1)
AMORTIZATION | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	(45)	(45)	(45)	(45)
Increase		0
AMORTIZATION | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	(26)	(25)	(26)	(25)
Increase	(1)	(1)
AMORTIZATION | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets	0	0	€ 0	€ 0
Increase		€ 0